Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2016 and 2015. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2016		December 31, 2015
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$27,664	$27,664	$23,573	$23,573
Non-current derivative assets:
Interest rate swap contracts	3,154	3,154	695	695

	December 31, 2016		December 31, 2015
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,039	2,039	3,799	3,799
Foreign exchange forward contract	1,265	1,265	1,339	1,339
Non-current derivative liabilities:
Interest rate swap contracts	285	285	527	527
Foreign exchange forward contract	—	—	705	705
Long-term debt, current and non-current	745,649	745,434	671,690	671,690

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2016 and 2015:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$27,664	$27,664	$—	$—
Non-current derivative assets:
Interest rate swap contracts	3,154	—	3,154	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,039	—	2,039	—
Foreign exchange forward contracts	1,265	—	1,265	—
Non-current derivative liabilities:
Interest rate swap contracts	285		285
Foreign exchange forward contract	—		—
Long-term debt, current and non-current	745,649	—	743,898	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2015	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$23,573	$23,573	$—	$—
Non-current derivative assets:
Interest rate swap contracts	695	—	695	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,799	—	3,799	—
Foreign exchange forward contracts	1,339	—	1,339	—
Non-current derivative liabilities:
Interest rate swap contracts	527		527
Foreign exchange forward contract	705		705
Long-term debt, current and non-current	671,690	—	671,690	—